As filed with the Securities and Exchange Commission on September 3, 2014

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-830-5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1: Report to Stockholders

California Daily Tax Free Income Fund, Inc.

Shareholder Letter

Dear Shareholders,

The economy looks rather different from the beginning of the year. Equity indices are near all-time highs and have been reaping the benefits of a parallel rise in consumer confidence. The economy has seen five straight months of 200,000 plus job creation and an unemployment rate that has most recently settled at 6.2%. With all of this (cautiously) encouraging economic news, it is not difficult to see why the markets have focused a significant amount of attention to the likelihood of a rate hike and when that might occur. Speculation has ranged from early 2015 to early 2016.

Given the length of time the economy has taken to gain steam and with economic laggards such as housing and wages not quite making believers out of policy makers, we feel that the beginnings of a rate hike may occur toward the end of 2015. This timeframe accounts for the Federal Reserve erring on the side of caution and giving themselves a reasonable timeframe to observe how the markets behave in a post Quantitative Easing cycle. With this expectation for the first rate hike still outside of the range of money market funds, we have not seen any meaningful impact on rates in the Fund.

The SEC has delivered its rulings on money market mutual fund reform, which can be viewed at www.sec.gov. Most relevant to the California Daily Tax-Free Income Fund is that municipal money market mutual funds that service institutions (defined as anything other than a natural person under the new rule) must move to a floating net asset value. Retail shareholders will remain largely unaffected as the Fund intends to be fully compliant with the definition of a retail money market mutual fund, which is not subject to a floating net asset value. While reform measures will not go into effect for another two years, we continue to monitor the reform’s impact on the short-term markets in general, particularly as it relates to inventory and pricing. We will report to shareholders any notable variances that may have effects on the Fund.

While municipal credit quality has improved and the market continues to elicit strong demand for municipal securities, yields remain low. There have been no major changes to portfolio composition over the past six months. The Fund has made minor adjustments in its exposure to certain geographic areas and continues to invest in variable rate demand notes in the state of California as well as select school districts both in and out of state that offer the best relative value. The Fund’s focus remains on its credit before yield strategy, which has delivered competitive performance for shareholders over the long term.

We thank you for trusting us as your liquidity and cash management specialist. Please let us know how we can best serve you.

Sincerely,

Michael P. Lydon

Chief Executive Officer

California Daily Tax Free Income Fund, Inc.

Expense Chart For The Six Months Ended June 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 01/01/14	Ending Account Value 06/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

Class B Shares	Beginning Account Value 01/01/14	Ending Account Value 06/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

California Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 01/01/14	Ending Account Value 06/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the Class’ annualized expense ratios (for the six-month period), multiplied by the average account value over the period, and multiplied by 181/365 to reflect the one-half year period. The Class’ total return would have been lower had certain expenses not been waived during the period.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited)

Face Amount		Value (Note 1)
TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (8.78%)

$995,000	Clayton School District, WI TRAPN, 0.45%, 09/19/14	$996,192

3,750,000	County of Nassau, NY GO RAN, 2014 Series A, 0.45%, 03/16/15	3,791,056

5,300,000	Dalton-Nunda CSD, Livingston County, NY BAN, 2014, 0.45%, 06/25/15	5,328,514

2,050,000	Mequon & Thiensville School District, WI TRAPN, 0.35%, 09/04/14	2,052,363

4,000,000	Middleton-Cross Plains Area School District, WI TRAPN, 0.40%, 09/18/14	4,005,165

450,000	North Lake School District, WI TRAPN, 0.50%, 10/29/14	450,737

1,100,000	Northland Pines School District, WI TRAPN, 0.42%, 10/10/14	1,101,756

2,881,888	Perry CSD, Wyoming County, NY BAN, 2014, 0.45%, 06/25/15	2,897,393

3,000,000	Pulaski Community School District, WI TRAPN, 0.42%, 09/16/14	3,003,650

600,000	Richfield Joint School District No.1, WI TRAPN, 0.50%, 10/29/14	600,983

1,565,635	Sandy Creek CSD, Oswego County, NY GO BAN, 2014, 0.45%, 06/26/15	1,574,082

2,900,000	School District of Altoona, WI TRAPN, 0.42%, 10/30/14	2,905,547

3,500,000	School District of Baraboo, WI TRAPN, 0.40%, 09/18/14	3,504,520

1,250,000	School District of Bloomer, WI TRAPN, 0.42%, 09/26/14	1,251,720

1,000,000	School District of Independence, WI TRAPN, 0.48%, 10/30/14	1,001,714

1,700,000	School District of Somerset, WI TRAPN, 0.45%, 10/24/14	1,702,938

750,000	School District of South Milwaukee, WI TRAPN, 0.50%, 09/17/14	750,797

1,600,000	School District of Williams Bay, WI TRAPN, 0.50%, 08/29/14	1,601,285

3,450,000	School District of Kettle Moraine, WI TRAPN, 0.43%, 09/10/14	3,453,802

2,000,000	School District of Wisconsin Dells, WI TRAPN, 0.45%, 10/29/14	2,003,600

2,000,000	Tuckahoe Union Free School District, Westchester County, NY TAN for 2014-2015 Taxes, 0.45%, 06/19/15	2,010,570

2,250,000	Unified School District of Antigo, WI TRAPN, 0.42%, 10/29/14	2,253,534

1,750,000	Wheatland Joint School District, WI TRAPN, 0.48%, 10/30/14	1,752,999

49,842,523	Total Tax Exempt General Obligation Notes and Bonds	49,994,917

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (93.10%)

$3,100,000	Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008, 0.03%, 08/01/38 LOC Wells Fargo Bank, N.A.	$3,100,000

1,800,000	Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (Sharp Healthcare) – Series 2009D, 0.06%, 08/01/35 LOC Citibank, N.A.	1,800,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$11,855,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2007 Series B-2, 0.04%, 04/01/47 LOC JPMorgan Chase Bank, N.A.	$11,855,000

29,000,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2008 Series E-1, 0.03%, 04/01/45 LOC Bank of Tokyo Mitsubishi, UFJ	29,000,000

9,750,000	BB&T Municipal Trust Floater Certificates – Series 2011, 0.10%, 09/01/22 LOC Branch Banking & Trust Company	9,750,000

3,695,000	California Education Facilities Authority RB (Life Chiropractic College West Incorporated) – Series 1999, 0.03%, 01/01/25 LOC Bank of West	3,695,000

19,000,000	California Education Facilities Authority RB (California Institute of Technology) – Series 1994, 0.05%, 01/01/24 Guaranteed California Institute of Technology	19,000,000

3,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A, 0.05%, 08/01/21 LOC U.S. Bank, N.A.	3,000,000

11,400,000	California HFFA RB (Catholic Healthcare West Loan Program) – 2011 Series C, 0.04%, 03/01/47 LOC BMO Harris Bank	11,400,000

18,160,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005H, 0.05%, 07/01/35 LOC Sumitomo Mitsui Banking Corp.	18,160,000

11,000,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005I, 0.03%, 07/01/35 LOC Mizuho Corporate Bank Ltd	11,000,000

10,000,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2009H, 0.05%, 07/01/33 LOC Wells Fargo Bank, N.A.	10,000,000

4,800,000	California HFFA RB (Scripps Health) – 2010 Series B, 0.03%, 10/01/40 LOC JPMorgan Chase Bank, N.A.	4,800,000

7,220,000	California Infrastructure and Economic Development Bank RB (California Academy of Sciences, San Francisco, CA) – Series 2008E, 0.02%, 09/01/38 LOC Northern Trust Company	7,220,000

15,900,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009C, 0.01%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	15,900,000

3,150,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D, 0.01%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	3,150,000

5,000,000	California Municipal Finance Authority RB (La Sierra University) – Series 2008A, 0.03%, 08/01/28 LOC Wells Fargo Bank, N.A.	5,000,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$4,900,000	California Municipal Finance Authority RB (Westmont College) – Series 2010A, 0.07%, 01/01/40 LOC Comerica Bank	$4,900,000

11,300,000	California PCFA PCRRB (Pacific Gas and Electric Company) 1996 Series E, 0.02%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	11,300,000

6,400,000	California PCFA PCRRB (Pacific Gas and Electric Company) 1996 Series F, 0.02%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	6,400,000

2,300,000	California PCFA Resource Recovery RB (Sanger Project) – 1990 Series A, 0.09%, 09/01/20 (b) LOC National Bank of Canada	2,300,000

6,640,000	California Statewide Communities Development Authority MHRB (Stoneridge at Elk Grove) – 2005 Series Q, 0.10%, 10/01/38 (b) LOC Citibank, N.A.	6,640,000

6,400,000	California Statewide Communities Development Authority RB (Chadwick School) – Series 2002, 0.07%, 10/01/29 LOC JPMorgan Chase Bank, N.A.	6,400,000

9,200,000	California Statewide Communities Development Authority RB (The Master's College) – Series 2007, 0.07%, 02/01/37 LOC U.S. Bank, N.A.	9,200,000

3,100,000	California Statewide Communities Development Authority RB (The Painted Turtle) – Series 2003, 0.03%, 04/01/33 LOC Wells Fargo Bank, N.A.	3,100,000

4,705,000	City and County of San Francisco Finance Corporation Lease RRB (Moscone Center Expansion Project) – Series 2008-2, 0.06%, 04/01/30 LOC State Street Bank & Trust Company	4,705,000

2,600,000	City and County of San Francisco MHRB (Folsom-Dore Apartment Project) – Series 2002A, 0.11%, 12/01/34 (b) LOC Citibank, N.A.	2,600,000

6,190,000	City of Berkeley RB (Berkeley-Albany YMCA) – Series 2008, 0.03%, 07/01/38 LOC Wells Fargo Bank, N.A.	6,190,000

3,600,000	City of Hemet Multifamily Housing RRB (Sunwest Retirement Village) – 1999 Series A, 0.06%, 01/01/25 Guaranteed by Federal Home Loan Mortgage Corporation	3,600,000

440,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California), 0.01%, 09/02/15 LOC State Street Bank & Trust Company/California State Teachers Retirement System	440,000

1,515,000	City of Irvine, CA Assessment District No. 94-13 (Oak Creek) Limited Obligation Improvement Bonds, 0.01%, 09/02/22 LOC State Street Bank & Trust Company	1,515,000

4,375,000	City of Livermore, Alamada, CA (Livermore Capital Projects Financing Authority), 0.05%, 10/01/30 LOC U.S. Bank, N.A.	4,375,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$2,000,000	City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3, 0.03%, 10/01/39 LOC Bank of New York Mellon, N.A.	$2,000,000

15,355,000	City of Pittsburg Public Financing Authority Water RRB – Series 2008, 0.11%, 06/01/35 LOC Bank of The West	15,355,000

5,840,000	Community Facilities District No. 89-5 (Rancon Business Center) of the Rancho, CA Water District Refunding Bonds – Series 1998, 0.06%, 09/01/28 LOC Wells Fargo Bank, N.A.	5,840,000

9,400,000	County of Contra Costa Multifamily Mortgage RRB (Rivershore Apartments) – Series 1992 B, 0.06%, 11/15/22 Guaranteed by Federal National Mortgage Association	9,400,000

3,200,000	County of Los Angles Multifamily Mortgage RB (Crescent Gardens) – Series 1984A, 0.07%, 07/01/14 Guaranteed by Federal Home Loan Mortgage Corporation	3,200,000

8,800,000	County of Sacramento Special Facilities Airport RB (The Cessna Aircraft Company Project) – Series 1998, 0.09%, 11/01/28 (b) LOC Bank of America, N.A.	8,800,000

7,000,000	District of Columbia RRB (American University Issue) – Series 2008, 0.04%, 10/01/38 LOC JPMorgan Chase Bank, N.A.	7,000,000

3,760,000	Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D, 0.06%, 07/15/29 Guaranteed by Federal National Mortgage Association	3,760,000

4,000,000	IDA of the County of Alameda RB (Ettore Products Co. Project) – Series 2005 A, 0.10%, 12/01/30 (b) LOC Comerica Bank	4,000,000

5,000,000	Indiana Finance Authority Health System RRB (Sisters of St. Francis Health Services, Inc. Obligated Group) – Series 2008A, 0.08%, 11/01/41 LOC JPMorgan Chase Bank, N.A.	5,000,000

2,300,000	Irvine Ranch Water District Consolidated Series 1993 District No. 105, 140, 240 and 250, 0.01%, 04/01/33 LOC Bank of New York Mellon, N.A.	2,300,000

2,200,000	Irvine Ranch Water District Consolidated Series 2009B, 0.01%, 10/01/41 LOC Bank of America, N.A.	2,200,000

4,362,000	Kern Water Bank Authority RB Series 2003A, 0.03%, 07/01/28 LOC Wells Fargo Bank, N.A.	4,362,000

3,540,000	Redevelopment Agency of the City of Livermore Multifamily Housing RRB (Livermore Independent Senior Apartments) – 2009 Series A, 0.06%, 07/15/39 Guaranteed by Federal National Mortgage Association	3,540,000

19,765,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A, 0.03%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	19,765,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$5,900,000	Riverside County, CA 1985 COPs (ACES) Type One Series A, 0.06%, 12/01/15 LOC State Street Bank & Trust Company	$5,900,000

1,050,000	Riverside County, CA 1985 COPs (ACES) Type One Series B, 0.06%, 12/01/15 LOC State Street Bank & Trust Company	1,050,000

6,370,000	Sacramento Municipal Utility District Subordinated Electric RB – Series 2012M, 0.06%, 08/15/41 LOC U.S. Bank, N.A.	6,370,000

5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1, 0.07%, 12/01/17 Guaranteed by Federal Home Loan Mortgage Corporation	5,500,000

1,600,000	San Rafael Redevelopment Agency MHRB (Fairfax Street Apartments) – Series 2001A, 0.07%, 09/01/31 LOC Citibank, N.A.	1,600,000

2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A, 0.07%, 02/15/27 Guaranteed by Federal National Mortgage Association	2,675,000

2,500,000	South Carolina Jobs EDA (Franco Manufacturing Company, Inc. Project) – Series 1998, 0.25%, 05/01/19 (b) LOC Bank of America, N.A.	2,500,000

36,990,000	Southern California Public Power Authority RRB (Magnolia Power Project A) – Series 2009-1, 0.04%, 07/01/36 LOC U.S. Bank, N.A.	36,990,000

7,680,000	State of California GO Bonds – Series 2003 A-2, 0.02%, 05/01/33 LOC BMO Harris Bank	7,680,000

8,900,000	State of California GO Bonds – Series 2004 A3, 0.01%, 05/01/34 LOC State Street Bank & Trust Company	8,900,000

9,500,000	State of California GO Bonds – Series 2004 A6, 0.03%, 05/01/34 LOC Citibank, N.A.	9,500,000

4,645,000	State of California GO Bonds – Series 2004 B3, 0.02%, 05/01/34 LOC State Street Bank & Trust Company	4,645,000

28,870,000	State of California GO Bonds – Series 2004 B4, 0.03%, 05/01/34 LOC Citibank, N.A.	28,870,000

24,000,000	State of California GO Bonds – Series 2005 A1-2, 0.05%, 05/01/40 LOC Royal Bank of Canada	24,000,000

20,000,000	State of California GO Bonds – Series 2005 A2-2, 0.05%, 05/01/40 LOC Royal Bank of Canada	20,000,000

5,300,000	State of California GO Bonds – Series 2005 B-7, 0.01%, 05/01/40 LOC JPMorgan Chase Bank, N.A.	5,300,000

1,000,000	The City of Los Angles MHRB (Fountain Park Phase II Project) – Series 2000B, 0.04%, 03/15/34 (b) Guaranteed by Federal National Mortgage Association	1,000,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$2,000,000	The City of New York GO – 2013 Series A-3, 0.01%, 10/01/40 LOC Mizuho Corporate Bank Ltd	$2,000,000

1,100,000	The Housing Authority of the County of Los Angles Multifamily Housing RRB (Malibu Meadows II Project) – 1998 Series C, 0.06%, 04/15/28 Guaranteed by Federal National Mortgage Association	1,100,000

4,000,000	The Metropolitan Water District of Southern California Water Revenue Bonds 2000 Authorization – Series B-3, 0.01%, 07/01/35	4,000,000

8,000,000	The Metropolitan Water District of Southern California Water Revenue Refunding Bonds, 2014 Series D, 0.03%, 07/01/32	8,000,000

4,700,000	University of Illinois, Health Service Facilities System RB – Series 1997A, 0.05%, 10/01/26 LOC Wells Fargo Bank, N.A.	4,700,000

530,297,000	Total Tax Exempt Variable Rate Demand Instruments	530,297,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENT (a) (0.05%)

$270,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B, 0.02%, 12/01/14 LOC Wells Fargo Bank, N.A.	$270,000

270,000	Total Tax Exempt Variable Rate Demand Instruments – Private Placements	270,000

	Total Investments (101.93%) (cost $580,561,917†)	$580,561,917
	Liabilities in excess of cash and other assets (-1.93%)	(11,003,320)

	Net Assets (100.00%)	$569,558,597

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(b)	Security subject to alternative minimum tax.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2014 (Unaudited) (Continued)

KEY:

ACES	= Adjustable Convertible Extendable Securities	MHRB	= Multi-family Housing Revenue Bond
BAN	= Bond Anticipation Note	PCFA	= Pollution Control Financing Authority
COP	= Certificates of Participation	PCRRB	= Pollution Control Refunding Revenue Bonds
CSD	= Central School District	RAN	= Revenue Anticipation Note
EDA	= Economic Development Authority	RB	= Revenue Bond
GO	= General Obligation	RRB	= Refunding Revenue Bond
HFFA	= Health Facilities Financing Authority	TAN	= Tax Anticipation Note
IDA	= Industrial Development Authority	TRAPN	= Tax and Revenue Anticipation Promissory Note
LOC	= Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$530,567,000	91.39%
31 through 60 Days	-0-	-0-
61 through 90 Days	20,619,494	3.55
91 through 120 Days	2,804,694	0.48
121 through 180 Days	10,969,114	1.89
181 through 397 Days	15,601,615	2.69
Total	$580,561,917	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
California	$507,367,000	87.39%
District of Columbia	7,000,000	1.21
Illinois	4,700,000	0.81
Indiana	5,000,000	0.86
New York	19,601,615	3.38
South Carolina	2,500,000	0.43
Wisconsin	34,393,302	5.92
Total	$580,561,917	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statement of Assets and Liabilities June 30, 2014 (Unaudited)

Assets
Investments in securities, at amortized cost (Note 1)	$580,561,917
Accrued interest receivable	272,672
Prepaid expenses	17,394

Total assets	580,851,983

Liabilities
Payable to affiliates (Note 2)	9,725
Dividend payable	661
Due to custodian	11,197,113
Accrued expenses	85,887

Total liabilities	11,293,386

Net assets	$569,558,597

Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$569,554,811
Accumulated undistributed net investment income	3,786

Net assets	$569,558,597

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value, Offering and Redemption Price Per Share
Class A Shares	$384,355,973	384,365,579	$1.00
Class B Shares	$140,069,160	140,072,661	$1.00
Advantage Shares	$45,133,464	45,134,592	$1.00

	$569,558,597	569,572,832

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statement of Operations Six Months Ended June 30, 2014 (Unaudited)

Investment Income
INCOME:
Interest	$251,721

EXPENSES: (NOTE 2)
Investment management fee	927,976
Administration fee	649,583
Shareholder servicing fee (Class A)	412,883
Shareholder servicing fee (Advantage Shares)	57,187
Distribution fee (Advantage Shares)	102,936
Custodian	17,499
Shareholder servicing and related shareholder†	164,972
Legal, compliance and filing fees	31,024
Audit and accounting	75,524
Directors’ fees and expenses	20,731
Others	7,086

Total expenses	2,467,401
Less: Fees waived (Note 2)	(2,232,302)

Net expenses	235,099

Net investment income	16,622

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	-0-

Increase in net assets from operations	$16,622

†	Includes class specific transfer agency expenses of $103,221 and $40,825 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statements of Changes In Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$16,622	$18,289
Net realized gain on investments	-0-	-0-

Increase in net assets from operations	16,622	18,289

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares	(11,107)	(12,164)
Class B Shares	(4,287)	(4,313)
Advantage Shares	(1,228)	(1,812)

Total dividends to shareholders	(16,622)	(18,289)

CAPITAL SHARE TRANSACTIONS ( NOTE 5)
Class A Shares	(46,304,279)	273,023,828
Class B Shares	(23,879,780)	155,802,969
Advantage Shares	(949,546)	(12,139,503)

Total capital share transactions	(71,133,605)	416,687,294

Total increase/(decrease)	(71,133,605)	416,687,294

NET ASSETS:
Beginning of period	640,692,202	224,004,908

End of period	$569,558,597	$640,692,202

UNDISTRIBUTED NET INVESTMENT INCOME:	$3,786	$3,786

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Financial Highlights

	Six Month Ended June 30, 2014 (Unaudited)		Years Ended December 31,
Class A shares			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—		—	—	0.000	—	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$384,356		$430,660	$157,636	$133,298	$119,051	$137,818
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.00%	0.01%	0.00%	0.00%	0.00%
Expenses (net of fees waived) (b)	0.08%	(c)	0.10%	0.20%	0.24%	0.27%	0.40%
Management and administration fees waived	0.49%	(c)	0.47%	0.42%	0.39%	0.37%	0.30%
Shareholder servicing fees waived	0.20%	(c)	0.20%	0.20%	0.20%	0.20%	0.20%
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.05%	0.04%	0.04%
Expenses paid indirectly	—		0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Financial Highlights (Continued)

	Six Month Ended June 30, 2014 (Unaudited)		Years Ended December 31,
Class B shares			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—		—	—	0.000	—	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.01%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$140,069		$163,949	$8,149	$5,586	$4,935	$2,964
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.01%	0.00%	0.00%	0.01%
Expenses (net of fees waived) (b)	0.08%	(c)	0.08%	0.21%	0.24%	0.28%	0.41%
Management and administration fees waived	0.49%	(c)	0.47%	0.42%	0.39%	0.37%	0.30%
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses paid indirectly	—		0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Financial Highlights (Continued)

	Six Month Ended June 30, 2014 (Unaudited)		Years Ended December 31,
Advantage shares			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—		—	—	0.000	—	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.01%	0.01%	0.01%	0.01%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$45,133		$46,083	$58,220	$53,363	$53,165	$60,203
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.00%	0.01%	0.01%	0.01%	0.01%
Expenses (net of fees waived) (b)	0.08%	(c)	0.12%	0.20%	0.24%	0.26%	0.42%
Management and administration fees waived	0.49%	(c)	0.47%	0.42%	0.39%	0.37%	0.30%
Distribution and shareholder servicing fees waived	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses paid indirectly	—		0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objectives. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2013 and the six months period ended June 30, 2014, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2014, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

California Daily Tax Free Income Fund, Inc.

Notes to the Financial Statements (Unaudited) (Continued)

1. Summary of Accounting Policies (Continued)

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended June 30, 2014, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at June 30, 2014, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of June 30, 2014, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$9,725

California Daily Tax Free Income Fund, Inc.

Notes to the Financial Statements (Unaudited) (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

For the period ended June 30, 2014, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment Management fees	$866,487
Administration fees	649,583
Shareholder servicing fees – Class A shares	412,883
Shareholder servicing fees – Advantage shares	57,187
Distribution fees – Advantage shares	102,936
Transfer agency fees – Class A shares	103,221
Transfer agency fees – Class B shares	40,005

Total fees waived	$2,232,302

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Effective July 22, 2013, the Manager and the Distributor have implemented an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund’s Class A shares and Class B shares, respectively, for two years. In addition, for two years from July 22, 2013, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses in order to maintain a minimum yield of 0.01% for Class A shares and Class B shares so long as their gross yield is greater than 0.12%.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Director receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended June 30, 2014, the TA waived all of its fees with respect to Class A and Class B shares.

As of June 30, 2014, there was no investment in the Fund by any Directors or Officers of the Fund.

3. Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

California Daily Tax Free Income Fund, Inc.

Notes to the Financial Statements (Unaudited) (Continued)

3. Securities Transactions with Affiliated Funds (Continued)

For the period ended June 30, 2014, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$27,895,000
Sales	15,300,000
Gains/(Losses)	-0-

4. Compensating Balance Arrangement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5. Capital Stock

At June 30, 2014, 20,000,000,000 shares of $0.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Class A Shares
Sold	$287,192,006	$426,623,453
Issued on reinvestment of dividends	11,090	12,158
Redeemed	(333,507,375)	(474,169,042)
Shares issued in connection with acquisition of HighMark California Tax-Free Money Market Fund (Note 7)	-0-	320,557,259

Net increase (decrease)	$(46,304,279)	$273,023,828

Class B Shares
Sold	$192,150,252	$191,903,825
Issued on reinvestment of dividends	162	139
Redeemed	(216,030,194)	(230,135,891)
Shares issued in connection with acquisition of HighMark California Tax-Free Money Market Fund (Note 7)	-0-	194,034,896

Net increase (decrease)	$(23,879,780)	$155,802,969

Advantage Shares
Sold	$40,432,228	$149,903,504
Issued on reinvestment of dividends	1,159	1,811
Redeemed	(41,382,933)	(162,044,818)

Net increase (decrease)	$(949,546)	$(12,139,503)

California Daily Tax Free Income Fund, Inc.

Notes to the Financial Statements (Unaudited) (Continued)

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 89.32% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Acquisition of HighMark California Tax-Free Money Market Fund

On July 19, 2013, the Fund acquired all of the net assets of HighMark California Tax-Free Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark California Tax-Free Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 514,592,155 shares of the Fund, valued at $514,592,155, for all of the assets and the assumption of the liabilities (net assets of $514,586,717) of HighMark California Tax-Free Money Market Fund. The investment portfolio of HighMark California Tax-Free Money Market Fund, with an amortized cost of $514,627,000, which approximates the market value at July 19, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark California Tax-Free Money Market Fund, was carried forward to align ongoing reporting of the Fund. Immediately prior to the merger, the net assets of the Fund were $198,742,767.

8. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net asset will be reported at the Fund’s fiscal year end.

9. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

California Daily Tax Free Income Fund, Inc.

Notes to the Financial Statements (Unaudited) (Continued)

9. Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2014,

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$580,561,917	$-0-

Total	$-0-	$580,561,917	$-0-

At June 30, 2014, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended June 30, 2014.

California Daily Tax Free Income Fund, Inc.

Additional Information (Unaudited)

Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month year ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third- party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

CA 06/14SA

California Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

Semi-Annual Report

June 30, 2014

(Unaudited)

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: September 2, 2014

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: September 2, 2014

* Print the name and title of each signing officer under his or her signature.